Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001815021
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39547
Entity Registrant Name	BOQII HOLDING LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201210
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.16 per share
Trading Symbol	BQ
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	EXPLANATORY NOTEBoqii Holding Limited (the “Company”) is filing this amendment (the “Amendment”) to its Annual Report on Form 20-F (the “Original Form 20-F”) filed with the Securities and Exchange Commission on July 21, 2025, for purpose of amending its financial statements, including the notes thereto, for the fiscal years ended March 31, 2024 and 2025 and related disclosures, in order to reflect the share consolidation effected on July 11, 2025 in connection with the termination of the Company’s ADR program, pursuant to which every 160 Class A ordinary shares of a par value of US$0.001 each were consolidated into one new Class A ordinary share of a par value of US$0.16 each.Except as described above, this Amendment does not amend, update or restate any other disclosure in the Original Form 20-F. and does not reflect any events occurring after the original filing date of the Original Form 20-F. This Amendment should be read in conjunction with the Original Form 20-F.As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the certifications required by Rule 13a-14(a) under the Exchange Act are also being filed as exhibits to this Amendment.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Boqii Holding Limited and its subsidiaries (the “Company”) as of March 31, 2024 and 2025, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows, for each of the three years in the period ended March 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of March 31, 2024, and 2025, and the consolidated results of its operations and its cash flows for each of the three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	447,691,753
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	13,037,729
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building 9, No. 388, Shengrong Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201210
Entity Address, Country	CN
Contact Personnel Name	Yingzhi (Lisa) Tang
City Area Code	+86
Local Phone Number	21-6109-6226
Contact Personnel Email Address	lisa@boqii.com